Real Estate Investments	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Real Estate Investments
Note 4 — Real Estate Investments
The Company owned 35 properties, which were acquired for investment purposes, as of December 31, 2016 and 2015. The following table presents the allocation of real estate assets acquired and liabilities assumed during the years ended December 31, 2015 and 2014. There were no real estate assets acquired or liabilities assumed during the year ended December 31, 2016:

	Year Ended December 31,
(Dollar amounts in thousands)	2015	2014
Real estate investments, at cost:
Land	$118,188	$134,146
Buildings, fixtures and improvements	330,129	411,322
Total tangible assets	448,317	545,468
Acquired intangibles:
In-place leases	63,217	102,911
Above-market lease assets	10,098	7,609
Below-market lease liabilities	(36,539)	(48,340)
Below-market ground lease asset	—	1,578
Total intangible real estate investments, net	36,776	63,758
Total assets acquired, net	485,093	609,226
Mortgage notes payable assumed or used to acquire real estate investments	(42,612)	(24,232)
Premiums on mortgage notes payable assumed	(4,839)	(304)
Contingent purchase price obligation	—	(672)
Cash paid for acquired real estate investments	$437,642	$584,018
Number of properties purchased	15	17

Total acquired intangible lease assets and liabilities consist of the following as of December 31, 2016 and 2015:

	December 31, 2016			December 31, 2015
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
In-place leases	$156,971	$57,581	$99,390	$168,293	$34,298	$133,995
Above-market leases	21,664	7,492	14,172	22,583	4,547	18,036
Below-market ground lease	1,578	78	1,500	1,578	39	1,539
Total acquired intangible lease assets	$180,213	$65,151	$115,062	$192,454	$38,884	$153,570
Intangible liabilities:
Below-market lease liabilities	$83,215	$12,282	$70,933	$84,837	$6,734	$78,103
The following table presents amortization expense and adjustments to revenue and property operating expense for intangible assets and liabilities for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
(In thousands)	2016	2015	2014
In-place leases, added to depreciation and amortization	$34,616	$29,467	$7,177

Above-market lease assets	$(3,866)	$(2,880)	$(1,300)
Below-market lease liabilities	7,257	6,180	1,128
Total added to rental income	$3,391	$3,300	$(172)

Below-market ground lease asset, added to property operating expense	$39	$39	$—

The following table provides the projected amortization expense and adjustments to revenue and property operating expense for intangible assets and liabilities for the next five years:

(In thousands)	2017	2018	2019	2020	2021
In-place leases, to be added to depreciation and amortization	$26,515	$19,986	$13,832	$9,423	$7,314

Above-market lease assets	$(3,319)	$(2,459)	$(1,733)	$(1,134)	$(943)
Below-market lease liabilities	6,228	5,687	5,159	4,673	4,231
Total to be added to rental income	$2,909	$3,228	$3,426	$3,539	$3,288

Below-market ground lease asset, to be added to property operating expense	$39	$39	$39	$39	$39

The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2015 had been consummated on January 1, 2014. Additionally, the unaudited pro forma net income was adjusted to reclassify acquisition related expense of $9.8 million from the year ended December 31, 2015 to the year ended December 31, 2014 (not presented in table below). There were no acquisitions during the year ended December 31, 2016:

(In thousands)	Year Ended December 31, 2015
Pro forma revenues	$132,005
Pro forma net income	$5,405
Basic and diluted pro forma net income per share	$0.06
_____________________

(1)
For the year ended December 31, 2015, aggregate revenues and net loss derived from the Company's 2015 acquisitions (for the Company's period of ownership) were $20.7 million and $3.7 million, respectively.

The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items:

(In thousands)	Future Minimum Base Rent Payments
2017	$93,572
2018	81,872
2019	66,754
2020	55,337
2021	45,929
Thereafter	179,818
$523,282

No tenant represented 10.0% or greater of consolidated annualized rental income on a straight-line basis for all properties as of December 31, 2016 and 2015.
The following table lists the states where the Company had concentrations of properties where annualized rental income on a straight-line basis represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of December 31, 2016 and 2015:

	December 31,
State	2016	2015
Texas	12.7%	12.4%
North Carolina	11.9%	11.6%

The Company did not own properties in any other state that in total represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of December 31, 2016 and 2015.
Contingent Purchase Price Consideration
During the year ended December 31, 2016, the Company settled its contingent consideration arrangement associated with Harlingen Corners and recognized a fair value adjustment to contingent purchase price of $1.8 million, which is reflected on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2016. During the year ended December 31, 2016, the Company paid contingent consideration associated with Harlingen Corners of $1.2 million. The remaining $0.6 million of contingent consideration associated with Harlingen Corners contractually due is included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2016.
During the year ended December 31, 2015, the Company settled its contingent consideration arrangement associated with The Shops at West End and recognized a fair value adjustment to contingent purchase price of $13.7 million, which is reflected on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015. Simultaneously, during the year ended December 31, 2015, the Company impaired the contingent-related items that were ascribed value at acquisition and recognized impairment charges of $4.4 million, which is reflected on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015. During the year ended December 31, 2015, the Company received proceeds as a return of contingent consideration associated with The Shops at West End of $13.7 million.